Goodwill and Intangible Assets - Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	4 years 2 months 12 days		4 years 7 months 6 days
Accumulated Amortization	$ 77,614,000		$ 53,777,000
Gross Carrying Value	171,596,000		144,969,000
Net Carrying Amount	93,982,000		91,192,000
Amortization expense	34,200,000		22,700,000	14,400,000
Impairment [Abstract]
Impairment of intangible assets	16,902,000		1,500,000	0
Annual Estimated Amortization Expense [Abstract]
2013	34,705,000	[1]
2014	26,896,000	[1]
2015	17,063,000	[1]
2016	5,473,000	[1]
2017	3,425,000	[1]
Thereafter	1,084,000	[1]
Total	88,646,000	[1]
Starcapital [Member]
Annual Estimated Amortization Expense [Abstract]
Long-lived assets	2,800,000
Ydon Holdings, Ltd. (CASEE) [Member]
Annual Estimated Amortization Expense [Abstract]
Indefinitely lived assets	2,500,000
Internal software development costs [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years		3 years
Accumulated Amortization	22,329,000		16,884,000
Gross Carrying Value	37,765,000		26,445,000
Net Carrying Amount	15,436,000		9,561,000
Impairment [Abstract]
Impairment of intangible assets	16,900,000		1,500,000
Computer software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years		5 years
Accumulated Amortization	17,774,000		12,961,000
Gross Carrying Value	51,492,000		38,715,000
Net Carrying Amount	33,718,000		25,754,000
Licenses and Intellectual Property [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	5 years		5 years
Accumulated Amortization	19,233,000		16,806,000
Gross Carrying Value	24,491,000		29,092,000
Net Carrying Amount	5,258,000		12,286,000
Trademark, trade name and non-compete [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	2 years 6 months		2 years 6 months
Accumulated Amortization	2,425,000		924,000
Gross Carrying Value	6,960,000		4,334,000
Net Carrying Amount	4,535,000		3,410,000
Customer Relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	6 years 3 months 18 days		6 years 3 months 18 days
Accumulated Amortization	6,552,000		2,517,000
Gross Carrying Value	25,360,000		24,295,000
Net Carrying Amount	18,808,000		21,778,000
Developed Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	4 years 7 months 6 days		4 years 7 months 6 days
Accumulated Amortization	9,301,000		3,685,000
Gross Carrying Value	25,528,000		22,088,000
Net Carrying Amount	$ 16,227,000		$ 18,403,000

[1]	Amount excludes the indefinitely lived assets of CASEE amounting to $2.5 million and the long lived assets of Starcapital amounting to $2.8 million.